UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08295

New Providence Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
                                                                                                        (Address of principal executive offices)                           (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: August 31, 2009

ITEM 1.  SCHEDULE OF INVESTMENTS

WISDOM FUND

Schedule of Investments
(Unaudited)

As of August 31, 2009
		Shares	Value (Note 1)

COMMON STOCKS - 93.57%

Consumer Discretionary - 14.65%
*	Carmax, Inc.	3,000	$51,930
	Comcast Corp. - Cl. A	2,250	34,470
	Gannett Co., Inc.	1,000	8,640
	Home Depot, Inc.	7,000	191,030
	Lowe's Companies, Inc.	1,000	21,500
	McDonald's Corp.	3,500	196,840
*	Mohawk Industries, Inc.	11,495	576,129
	NIKE, Inc. - Cl. B	4,200	232,638
	The Sherwin-Williams Co.	3,970	238,994
	The Washington Post Co. - Cl. B	520	225,867
	WABCO Holdings, Inc.	2,063	39,342
			1,817,380
Consumer Staples - 25.32%
	Costco Wholesale Corp.	3,500	178,430
μ	Diageo PLC	3,000	186,120
	Kraft Foods, Inc. - Cl. A	4,000	113,400
	PepsiCo, Inc.	5,000	283,350
	The Coca-Cola Co.	22,430	1,093,911
	The Procter & Gamble Co.	14,295	773,502
	Wal-Mart Stores, Inc.	10,100	513,787
			3,142,500
Energy - 8.02%
	ConocoPhillips	2,164	97,445
	Energy Transfer Partners LP	3,000	121,620
	Enterprise Products Partners LP	3,500	94,500
	Kinder Morgan Energy Partners LP	4,000	211,440
	Linn Energy LLC	22,100	470,509
			995,514
Financials - 30.09%
	American Express Co.	39,750	1,344,345
	M&T Bank Corp.	2,030	125,373
	Moody's Corp.	6,410	174,608
	SunTrust Banks, Inc.	500	11,685
*	The Progressive Corp.	1,000	16,520
	Torchmark Corp.	1,000	42,610
	U.S. Bancorp	3,000	67,860
	Wells Fargo & Co.	41,744	1,148,795
	Wesco Financial Corp.	386	116,572
	White Mountains Insurance Group Ltd.	2,200	686,400
			3,734,768

			(Continued)

WISDOM FUND

Schedule of Investments
(Unaudited)

As of August 31, 2009
		Shares	Value (Note 1)

COMMON STOCKS - (Continued)

Health Care - 4.81%
*	Five Star Quality Care, Inc.	4	$13
μ	GlaxoSmithKline PLC	3,000	117,300
	Johnson & Johnson	6,000	362,640
μ	Sanofi-Aventis SA	1,000	34,070
	UnitedHealth Group, Inc.	2,000	56,000
*	WellPoint, Inc.	500	26,425
			596,448
Industrials - 5.36%
	Burlington Northern Santa Fe Corp.	2,500	207,550
	General Electric Co.	3,000	41,700
	Ingersoll-Rand PLC	1,963	60,637
*	Iron Mountain, Inc.	1,275	37,345
	Norfolk Southern Corp.	2,000	91,740
	Union Pacific Corp.	1,000	59,810
	United Parcel Service, Inc. - Cl. B	2,000	106,920
*	USG Corp.	4,000	59,440
			665,142
Materials - 0.74%
μ	POSCO	1,000	91,460
			91,460
Utilities - 4.58%
μ	CPFL Energia SA	1,000	52,340
	FPL Group, Inc.	6,800	382,024
*	NRG Energy, Inc.	5,000	134,250
			568,614

	Total Common Stocks (Cost $12,524,167)		11,611,826

EXCHANGE TRADED FUNDS - 3.21%
*	Direxion Daily Financial Bear 3X Shares	2,000	46,380
	iShares iBoxx $ High Yield Corporate Bond Fund	500	41,160
	iShares S&P US Preferred Stock Index Fund	5,000	173,500
	SPDR Barclays Capital High Yield Bond ETF	1,200	43,968
*	SPDR Gold Trust	1,000	93,400

	Total Exchange Traded Funds (Cost $554,317)		398,408

INVESTMENT COMPANY - 3.08%
§	HighMark Diversified Money Market Fund, 0.44%	382,630	382,630

	Total Investment Company (Cost $382,630)		382,630

			(Continued)

WISDOM FUND

Schedule of Investments
(Unaudited)

As of August 31, 2009
				Value (Note 1)

Total Value of Investments (Cost $13,461,114 (a)) - 99.86%				$12,392,864

Other Assets Less Liabilities - 0.14%				17,181

	Net Assets - 100%			$12,410,045

*	Non-income producing investment	The following acronyms are used in this portfolio:
§	Represents 7 day effective yield	LLC - Limited Liability Company
μ	American Depositary Receipt	LP - Limited Partnership
		PLC - Public Limited Company (British)
		SA - Sociedades Anônimas (Brazil)
		SA - Société Anonyme (France)

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized
	appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$626,538
	Aggregate gross unrealized depreciation			(1,694,788)

	Net unrealized depreciation			$(1,068,250)

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	14.65%	$ 1,817,380
	Consumer Staples	25.32%	3,142,500
	Energy	8.02%	995,514
	Exchange Traded Funds	3.21%	398,408
	Financials	30.09%	3,734,768
	Health Care	4.81%	596,448
	Industrials	5.36%	665,142
	Materials	0.74%	91,460
	Utilities	4.58%	568,614
	Other	3.08%	382,630
	Total	99.86%	$ 12,392,864

				(Continued)

WISDOM FUND

Schedule of Investments
(Unaudited)

As of August 31, 2009

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets on August 31, 2009:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$ 12,010,234	$ 12,010,234	$ -	$ -
Investment Company	$ 382,630	$ -	$ 382,630	$ -
Total	$ 12,392,864	$ 12,010,234	$ 382,630	$ -

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and Principal Financial Officer has concluded that the registrant’s disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Providence Investment Trust

By: (Signature and Title)	/s/ C. Douglas Davenport
C. Douglas Davenport Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer
Date: October 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ C. Douglas Davenport
C. Douglas Davenport Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer New Providence Investment Trust

Date: October 29, 2009